CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ (30,918,750)	$ 8,943,386	$ (4,779,782)	$ (7,580,615)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(4,281)	(892,590)	(290,672)	(2,003,660)
Unrealized gain on marketable securities held in Trust Account		(881,891)	(40,109)	0
Change in fair value of warrant liabilities	25,593,750	(7,668,750)	3,937,500	4,393,750
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	14,250	31,155	(113,049)	(121,118)
Accounts payable and accrued expenses	4,728,073	66,527	5,224	3,400,239
Net cash used in operating activities	(586,958)	(402,163)	(228,898)	(1,911,404)
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	550,000	0	198,959	0
Net cash provided by financing activities	550,000	0	290,011,260	0
Net increase in cash, cash equivalents, and restricted cash	(36,958)	(402,163)	2,282,362	(1,911,404)
Cash - Beginning	370,958	2,282,362	0	2,282,362
Cash - Ending	334,000	1,880,199	2,282,362	370,958
Non-cash investing and financing activities:
Change in fair value of Class A ordinary shares subject to redemption	$ (30,918,749)	$ 8,943,381	$ 3,721,225	$ 7,580,621